Long-Term Debt and Credit Facilities - Principal payment requirements (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Principal payment requirements:
2018 (remainder of the year)	$ 41,759
2019	6,593
2020	6,593
2021	6,593
2022	6,593
2023 and thereafter	658,534
Total	$ 726,665
Predecessor
Principal payment requirements:
2019		$ 5,700
2020		5,700
2021		50,332
2022		5,700
2023 and thereafter		713,193
Total		884,196
2018		$ 103,571